EMPLOYEE BENEFITS - Defined benefit pension plan - Historical actuarial remeasurements (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (4,391,251)	R$ (4,314,592)	R$ (4,174,653)	R$ (4,739,299)	R$ (3,791,670)
Fair value of plan assets	3,568,934	3,456,613	3,292,890	3,865,411	3,319,133
Surplus (Deficit)	(822,317)	(857,979)	(881,763)	(873,888)	(472,537)
Present value of the defined benefit obligations
Historical actuarial remeasurements
Experience adjustments on plan liabilities	(370,083)	235,549	186,905	(202,749)	466,829
Plan assets
Historical actuarial remeasurements
Experience adjustments on plan assets	R$ 253,301	R$ (232,214)	R$ (109,153)	R$ 235,275	R$ (69,748)